Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 05, 2022
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	TROOPS, Inc.
Entity Central Index Key	0001412095
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	TROO
Title of 12(b) Security	Ordinary shares, par value $0.004 per share
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding			101,597,998
Entity Incorporation, State or Country Code	E9
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	21/F, 8 Fui Yiu Kok Street
Entity Address, Country	HK
Entity File Number	1-35016
Document Accounting Standard	U.S. GAAP
Entity Address, City or Town	Tsuen Wan
Entity Address, Region	New Territories
ICFR Auditor Attestation Flag	false
Entity Address, Postal Zip Code	00000
Auditor Name	Yu Certified Public Accountant, P.C.	Centurion ZD CPA & Co.
Auditor Firm ID	5910
Auditor Location	New York	China
Business contact member
Document Information [Line Items]
Entity Address, Address Line One	21/F, 8 Fui Yiu Kok Street
Entity Address, Country	HK
Contact Personnel Name	Chung Hang Lui
Local Phone Number	2153-3957
City Area Code	852
Entity Address, City or Town	Tsuen Wan
Entity Address, Region	New Territories